Revenue - Disaggregation of revenue (Details) $ in Thousands, t in Millions		1 Months Ended		6 Months Ended
	Jan. 01, 2023 t	Jul. 31, 2022 t	Jul. 31, 2021 t	Jun. 30, 2025 USD ($) $ / barrel	Jun. 30, 2024 USD ($)
Disaggregation of Revenue [Line Items]
Total operating revenues				$ 138,175	$ 129,648
Amortization of day 1 gain				$ (11,611)	1,754
Oil price per barrel (in usd per barrel) | $ / barrel				60
Contract liability, net pre-commissioning contractual cash flows				$ 36,800
Hilli LLC
Disaggregation of Revenue [Line Items]
Expected increase of capacity per annum | t		0.2	0.2
Expected capacity per annum | t	1.4
Hilli LLC | Maximum
Disaggregation of Revenue [Line Items]
Expected increase of capacity per annum | t		0.4
Liquefaction services revenue
Disaggregation of Revenue [Line Items]
Total operating revenues				112,200	112,488
Amortization of day 1 gain				6,219	6,253
Incremental base tolling fee				2,478	2,500
Amortization of deferred revenue				2,043	2,054
Other				112	(570)
Sales-type lease revenue
Disaggregation of Revenue [Line Items]
Total operating revenues				8,219	0
Vessel management fees and other revenues
Disaggregation of Revenue [Line Items]
Total operating revenues				16,880	10,830
Amortization of deferred revenue				96	0
Management fee revenue				12,271	10,617
FLNG Operation and Maintenance Agreement (“O&M”) service revenue				4,309	0
Other				204	213
Time and voyage charter revenues
Disaggregation of Revenue [Line Items]
Total operating revenues				876	6,330
Base tolling fee
Disaggregation of Revenue [Line Items]
Total operating revenues				$ 101,348	$ 102,251